Segment information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 58,829,900	$ 65,493,106
Cleaning [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,333,883	2,277,143
Purification & Deodorization [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	32,548,426	37,475,537
Barbecue Charcoal - domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	8,352,756	13,299,128
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3,579,471	2,999,463
EDLC Carbon [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	11,387,102	8,630,296
Barbecue Charcoal - international [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 628,262	$ 811,539